Share-Based Compensation - The fair value estimate of share options (Detail)	Mar. 07, 2019 $ / shares
Weighted average share price	$ 1.19
Exercise price	$ 1.13
Expected volatility	46.80%
Expected life	6 years
Risk-free rate	2.49%
Expected dividend yield	0.00%